Discontinued operations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net impairment loss on trade receivables	$ 12,760	$ 1,498
Impairment charges on intangible assets	658	2,266
Impairment charges on goodwill	40,277	23,991
Net loss from discontinued operations	(715)	(33,506)
Discontinued operations
Disclosure of detailed information about business combination [line items]
Net impairment loss on trade receivables	444	0
Impairment charges on intangible assets	0	2,266
Impairment charges on goodwill	0	23,991
Net loss from discontinued operations	$ (715)	$ (33,506)